Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.4%
Information Technology – 17.6%
Communications Equipment – 0.3%
Arista Networks, Inc.(a)	2,654	$347,754
Calix, Inc.(a)	4,795	253,799
Cisco Systems, Inc.	13,801	1,063,091
F5, Inc.(a)	596	152,135
Motorola Solutions, Inc.	2,781	1,066,013
Nokia Oyj	4,202	27,090

		2,909,882

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	4,548	614,617
Avnet, Inc.	7,394	355,504
CDW Corp./DE	427	58,157
Celestica, Inc. (New York)(a)	722	213,430
Celestica, Inc. (Toronto)(a)	248	73,360
Coherent Corp.(a)	1,615	298,081
Corning, Inc.	557	48,771
Crane NXT Co.	6,250	294,187
Fabrinet(a)	918	417,947
Halma PLC	2,305	109,407
IPG Photonics Corp.(a)	4,550	325,780
Jabil, Inc.	227	51,761
Keyence Corp.	554	200,395
Kyocera Corp.	10,856	152,187
Shimadzu Corp.	2,376	63,253
TD SYNNEX Corp.	2,750	413,132
TE Connectivity PLC	250	56,878
Teledyne Technologies, Inc.(a)	395	201,738
Yokogawa Electric Corp.	2,294	73,570

		4,022,155

IT Services – 0.3%
Accenture PLC - Class A	2,026	543,576
CGI, Inc.	2,006	185,291
Cognizant Technology Solutions Corp. - Class A	2,474	205,342
Fujitsu Ltd.	3,770	103,610
Gartner, Inc.(a)	315	79,468
Globant SA(a)	5,000	326,850
GoDaddy, Inc. - Class A(a)	1,167	144,801
International Business Machines Corp.	1,066	315,760
MongoDB, Inc.(a)	884	371,006
NEC Corp.	2,426	82,085
Nomura Research Institute Ltd.	3,667	139,546
Obic Co., Ltd.	3,298	103,520
Otsuka Corp.	2,331	48,032
TIS, Inc.	2,149	72,197
VeriSign, Inc.	709	172,251

		2,893,335

Semiconductors & Semiconductor Equipment – 7.7%
Advantest Corp.	1,846	233,423
Applied Materials, Inc.	18,115	4,655,374
ASM International NV	78	47,221

Company	Shares	U.S. $ Value

ASML Holding NV	1,122	$1,208,978
BE Semiconductor Industries NV	171	26,733
Broadcom, Inc.	33,479	11,587,082
Credo Technology Group Holding Ltd.(a)	3,800	546,782
Disco Corp.	194	59,104
First Solar, Inc.(a)	264	68,965
FormFactor, Inc.(a)	4,111	229,312
KLA Corp.	670	814,104
Lam Research Corp.	3,571	611,284
Lasertec Corp.	205	39,061
MACOM Technology Solutions Holdings, Inc.(a)	2,138	366,197
Monolithic Power Systems, Inc.	129	116,920
Nova Ltd. (NASDAQ GS)(a)	951	312,299
Nova Ltd. (Tel Aviv)(a)	58	19,389
NVIDIA Corp.	167,431	31,225,881
NXP Semiconductors NV	17,689	3,839,574
ON Semiconductor Corp.(a)	7,260	393,129
Qnity Electronics, Inc.	190	15,513
QUALCOMM, Inc.	2,437	416,849
Rambus, Inc.(a)	3,613	331,998
SCREEN Holdings Co., Ltd.	154	15,000
Semtech Corp.(a)	5,711	420,844
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	15,792	4,799,031
Teradyne, Inc.	2,137	413,638
Texas Instruments, Inc.	1,891	328,070
Tokyo Electron Ltd.	960	213,818

		63,355,573

Software – 6.2%
ACI Worldwide, Inc.(a)	6,621	316,550
Adobe, Inc.(a)	1,397	488,936
Autodesk, Inc.(a)	852	252,201
Bentley Systems, Inc. - Class B	1,356	51,752
Cadence Design Systems, Inc.(a)	522	163,167
Check Point Software Technologies Ltd.(a)	664	123,212
Constellation Software, Inc./Canada	129	310,284
Crowdstrike Holdings, Inc. - Class A(a)	66	30,938
Dassault Systemes SE	2,538	70,907
Descartes Systems Group, Inc. (The)(a)	725	63,602
Fair Isaac Corp.(a)	19	32,122
Fortinet, Inc.(a)	2,327	184,787
Gen Digital, Inc.	2,371	64,468
Guidewire Software, Inc.(a)	1,723	346,340
HubSpot, Inc.(a)	4,722	1,894,939
Intuit, Inc.	4,761	3,153,782
Klaviyo, Inc. - Class A(a)	10,571	343,240
Microsoft Corp.(b)	69,897	33,803,587
Nemetschek SE	106	11,468
Nice Ltd.(a)	108	12,208
Nice Ltd. (Sponsored ADR)(a)	1,760	198,950
Oracle Corp.	26,519	5,168,818
Oracle Corp. Japan	421	35,385
Palantir Technologies, Inc. - Class A(a)	95	16,886

Company	Shares	U.S. $ Value

Palo Alto Networks, Inc.(a)	567	$104,441
Procore Technologies, Inc.(a)	5,965	433,894
PTC, Inc.(a)	416	72,471
Roper Technologies, Inc.	828	368,568
Runway AI, Inc.(a) (c) (d)	3,804	55,634
Sage Group PLC (The)	6,159	89,579
SailPoint, Inc.(a)	12,487	252,612
Salesforce, Inc.	790	209,279
Samsara, Inc. - Class A(a)	8,611	305,260
SAP SE	1,107	268,966
ServiceNow, Inc.(a)	6,750	1,034,033
Trend Micro, Inc./Japan	247	10,258
Tyler Technologies, Inc.(a)	288	130,738
Unity Software, Inc.(a)	7,579	334,764
Workday, Inc. - Class A(a)	308	66,152
Xero Ltd.(a)	621	47,043
Zoom Communications, Inc.(a)	212	18,294
Zscaler, Inc.(a)	64	14,395

		50,954,910

Technology Hardware, Storage & Peripherals – 2.6%
Apple, Inc.	75,269	20,462,630
Canon, Inc.	7,263	214,902
FUJIFILM Holdings Corp.	7,740	164,231
IonQ, Inc.(a)	3,305	148,295
Logitech International SA (REG)	345	35,024
NetApp, Inc.	358	38,338

		21,063,420

		145,199,275

Financials – 9.5%
Banks – 2.3%
AIB Group PLC	5,567	59,513
Bank Hapoalim BM	3,878	87,709
Bank Leumi Le-Israel BM	3,066	67,568
Bank of America Corp.	125,522	6,903,710
BOC Hong Kong Holdings Ltd. - Class H	24,218	122,906
Canadian Imperial Bank of Commerce	219	19,854
DBS Group Holdings Ltd.	2,881	126,201
FinecoBank Banca Fineco SpA	1,191	30,858
First BanCorp/Puerto Rico	11,728	243,121
First Citizens BancShares, Inc./NC - Class A	265	568,738
First Hawaiian, Inc.	7,470	188,991
Flagstar Bank NA	19,660	247,519
Hang Seng Bank Ltd. - Class H	2,677	52,811
Independent Bank Corp.	4,360	318,629
Japan Post Bank Co., Ltd.	1,687	23,748
Mizrahi Tefahot Bank Ltd.	474	33,117
Nordea Bank Abp	1,502	28,259
Oversea-Chinese Banking Corp., Ltd.	2,609	40,083
Texas Capital Bancshares, Inc.(a)	3,543	320,783
UMB Financial Corp.	3,800	437,152
UniCredit SpA	389	32,220
WaFd, Inc.	9,540	305,566
Webster Financial Corp.	5,210	327,917

Company	Shares	U.S. $ Value

Wells Fargo & Co.	83,893	$7,818,828
Wintrust Financial Corp.	2,660	371,921

		18,777,722

Capital Markets – 2.5%
3i Group PLC	1,848	81,033
Ameriprise Financial, Inc.	202	99,049
ASX Ltd.	339	11,608
Blackrock, Inc.	246	263,304
Brookfield Asset Management Ltd. - Class A	962	50,394
Cboe Global Markets, Inc.	1,812	454,812
Charles Schwab Corp. (The)	67,030	6,696,967
CME Group, Inc.	1,712	467,513
CVC Capital Partners PLC(e)	487	8,156
Deutsche Boerse AG	82	21,551
Futu Holdings Ltd. (ADR)	106	17,406
Goldman Sachs Group, Inc. (The)	8,769	7,707,951
Hong Kong Exchanges & Clearing Ltd. - Class H	2,620	137,082
Invesco Ltd.	18,624	489,252
Japan Exchange Group, Inc.	1,888	20,152
Moody’s Corp.	359	183,395
Partners Group Holding AG	59	72,392
PJT Partners, Inc. - Class A	2,058	344,098
S&P Global, Inc.	4,945	2,584,208
Singapore Exchange Ltd.	5,347	70,387
Stifel Financial Corp.	6,201	776,489
T. Rowe Price Group, Inc.	418	42,795
TPG, Inc.	5,435	346,970

		20,946,964

Consumer Finance – 0.4%
Capital One Financial Corp.	11,319	2,743,273
Figure Technology Solutions, Inc. - Class A(a)	4,529	184,964
FirstCash Holdings, Inc.	2,139	340,914

		3,269,151

Financial Services – 2.5%
Adyen NV(a)	49	79,016
Affirm Holdings, Inc.(a)	4,665	347,216
Berkshire Hathaway, Inc. - Class B(a)	840	422,226
Chime Financial, Inc. - Class A(a)	7,573	190,612
HA Sustainable Infrastructure Capital, Inc.	13,870	435,934
Infratil Ltd.	6,372	40,661
Jack Henry & Associates, Inc.	388	70,802
Mastercard, Inc. - Class A	1,752	1,000,182
NCR Atleos Corp.(a)	10,525	401,108
PayPal Holdings, Inc.	1,664	97,144
Visa, Inc. - Class A	48,602	17,045,208
Walker & Dunlop, Inc.	3,539	212,871
Wise PLC - Class A(a)	1,453	17,407

		20,360,387

Insurance – 1.8%
Accelerant Holdings - Class A(a)	7,098	116,052
Admiral Group PLC	670	28,661
Allstate Corp. (The)	346	72,020

Company	Shares	U.S. $ Value

American Financial Group, Inc./OH	3,411	$466,215
Aon PLC - Class A	369	130,213
Arch Capital Group Ltd.(a)	1,400	134,288
Arthur J Gallagher & Co.	570	147,510
Brown & Brown, Inc.	1,164	92,771
Chubb Ltd.	1,064	332,096
Erie Indemnity Co. - Class A	56	16,052
Fairfax Financial Holdings Ltd.	50	95,293
Gjensidige Forsikring ASA	411	12,284
Great-West Lifeco, Inc.	455	22,439
Hannover Rueck SE	110	34,230
Hanover Insurance Group, Inc. (The)	2,850	520,895
Hartford Insurance Group, Inc. (The)	490	67,522
Helvetia Baloise Holding AG	157	41,293
iA Financial Corp., Inc.	156	20,212
Intact Financial Corp.	994	206,926
Kinsale Capital Group, Inc.	742	290,211
Loews Corp.	908	95,621
Marsh & McLennan Cos., Inc.	12,219	2,266,869
Medibank Pvt. Ltd.	5,409	17,262
MS&AD Insurance Group Holdings, Inc.	2,351	55,194
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	236	155,308
Progressive Corp. (The)	27,690	6,305,567
Prudential PLC	4,446	68,393
Sampo Oyj - Class A	14,182	171,585
Swiss Re AG	878	146,266
Tokio Marine Holdings, Inc.	3,920	144,907
Travelers Cos., Inc. (The)	758	219,865
Tryg A/S	1,439	37,632
W R Berkley Corp.	2,640	185,117
Willis Towers Watson PLC	6,391	2,100,083
Zurich Insurance Group AG	495	374,568

		15,191,420

		78,545,644

Communication Services – 7.2%
Diversified Telecommunication Services – 0.4%
AST SpaceMobile, Inc.(a)	4,126	299,671
AT&T, Inc.	18,110	449,852
Comcast Corp. - Class A	19,517	583,363
Deutsche Telekom AG (REG)	12,771	415,710
Elisa Oyj	1,488	65,942
HKT Trust & HKT Ltd. - Class H	31,750	47,014
Infrastrutture Wireless Italiane SpA	2,359	21,831
Koninklijke KPN NV	32,781	153,176
NTT, Inc.	251,940	254,331
Orange SA	15,700	261,979
Singapore Telecommunications Ltd.	62,660	221,691
Swisscom AG (REG)	218	158,346
Telia Co. AB	10,191	43,556
Telstra Group Ltd.	20,598	66,831
TELUS Corp.	3,090	40,726
Verizon Communications, Inc.	8,340	339,688

		3,423,707

Company	Shares	U.S. $ Value

Entertainment – 1.0%
Capcom Co., Ltd.	724	$16,818
CTS Eventim AG & Co. KGaA	399	36,525
Electronic Arts, Inc.	1,261	257,660
Liberty Media Corp.-Liberty Formula One - Class C(a)	1,116	109,937
Netflix, Inc.(a)	10,007	938,256
Nintendo Co., Ltd.	2,152	145,291
Stubhub Holdings, Inc. - Class A(a)	9,758	132,026
TKO Group Holdings, Inc.	1,874	391,666
Toho Co., Ltd./Tokyo	409	20,837
Universal Music Group NV	2,986	77,845
Walt Disney Co. (The)	53,166	6,048,696

		8,175,557

Interactive Media & Services – 5.2%
Alphabet, Inc. - Class A	4,854	1,519,302
Alphabet, Inc. - Class C(b)	77,050	24,178,290
Auto Trader Group PLC	2,417	19,069
Meta Platforms, Inc. - Class A	25,350	16,733,282
REA Group Ltd.	122	14,872
Reddit, Inc. - Class A(a)	1,389	319,289
Scout24 SE	763	76,636

		42,860,740

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	7,733	159,377
Nexstar Media Group, Inc.	1,470	298,483
Omnicom Group, Inc.	349	28,182
Publicis Groupe SA	396	41,124

		527,166

Wireless Telecommunication Services – 0.5%
KDDI Corp.	20,554	355,742
SoftBank Corp.	242,221	332,559
T-Mobile US, Inc.	19,063	3,870,552
Vodafone Group PLC	45,588	60,769

		4,619,622

		59,606,792

Health Care – 7.1%
Biotechnology – 1.1%
AbbVie, Inc.	821	187,590
Amgen, Inc.	277	90,665
Apogee Therapeutics, Inc.(a)	2,208	166,660
Argenx SE(a)	211	177,988
Ascendis Pharma A/S (ADR)(a)	601	128,157
Bridgebio Pharma, Inc.(a)	3,698	282,860
CG oncology, Inc.(a)	3,184	132,200
Denali Therapeutics, Inc.(a)	7,322	120,886
Genmab A/S(a)	120	37,198
Gilead Sciences, Inc.	1,532	188,038
Halozyme Therapeutics, Inc.(a)	3,095	208,293
Incyte Corp.(a)	1,355	133,833
Insmed, Inc.(a)	2,949	513,244
Kymera Therapeutics, Inc.(a)	1,811	140,914

Company	Shares	U.S. $ Value

Legend Biotech Corp. (ADR)(a)	3,197	$69,503
Natera, Inc.(a)	1,490	341,344
Neurocrine Biosciences, Inc.(a)	2,401	340,534
Newamsterdam Pharma Co. NV(a)	2,774	97,312
Nuvalent, Inc. - Class A(a)	1,447	145,554
Regeneron Pharmaceuticals, Inc.	58	44,768
Rhythm Pharmaceuticals, Inc.(a)	1,757	188,069
Swedish Orphan Biovitrum AB(a)	371	13,314
United Therapeutics Corp.(a)	186	90,628
Vera Therapeutics, Inc.(a)	2,305	116,725
Vertex Pharmaceuticals, Inc.(a)	10,860	4,923,490
Xenon Pharmaceuticals, Inc.(a)	3,057	137,015

		9,016,782

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	5,622	704,380
AtriCure, Inc.(a)	7,926	313,553
Becton Dickinson & Co.	184	35,709
Boston Scientific Corp.(a)	964	91,917
Cochlear Ltd.	126	21,876
Coloplast A/S - Class B	215	18,433
Dexcom, Inc.(a)	632	41,946
Edwards Lifesciences Corp.(a)	9,604	818,741
Envista Holdings Corp.(a)	19,350	420,089
Fisher & Paykel Healthcare Corp., Ltd.	1,072	23,291
GE HealthCare Technologies, Inc.	765	62,745
Glaukos Corp.(a)	3,426	386,830
Globus Medical, Inc. - Class A(a)	5,810	507,271
Hologic, Inc.(a)	1,369	101,977
Hoya Corp.	695	105,410
IDEXX Laboratories, Inc.(a)	224	151,543
Integer Holdings Corp.(a)	4,000	313,720
Intuitive Surgical, Inc.(a)	628	355,674
Medtronic PLC	34,151	3,280,545
ResMed, Inc.	293	70,575
Sonova Holding AG (REG)	87	22,504
Straumann Holding AG (REG)(a)	224	26,164
Stryker Corp.	3,976	1,397,445
Sysmex Corp.	818	8,033

		9,280,371

Health Care Providers & Services – 1.5%
BrightSpring Health Services, Inc.(a)	9,022	337,874
Cardinal Health, Inc.	494	101,517
Cencora, Inc.	1,439	486,022
Cigna Group (The)	247	67,982
Elevance Health, Inc.	532	186,493
Encompass Health Corp.	3,510	372,551
Guardant Health, Inc.(a)	3,722	380,165
HCA Healthcare, Inc.	182	84,969
Humana, Inc.	72	18,441
Labcorp Holdings, Inc.	8,475	2,126,208
Lumexa Imaging Holdings, Inc.(a)	7,154	132,349

Company	Shares	U.S. $ Value

McKesson Corp.	559	$458,542
PROCEPT BioRobotics Corp.(a)	6,788	213,551
Quest Diagnostics, Inc.	561	97,350
Tenet Healthcare Corp.(a)	2,720	540,518
UnitedHealth Group, Inc.	20,184	6,662,940

		12,267,472

Health Care Technology – 0.0%
Pro Medicus Ltd.	159	23,351
Veeva Systems, Inc. - Class A(a)	269	60,049

		83,400

Life Sciences Tools & Services – 1.5%
Agilent Technologies, Inc.	497	67,627
Bio-Techne Corp.	7,510	441,663
ICON PLC(a)	2,580	470,128
IQVIA Holdings, Inc.(a)	20,950	4,722,339
Repligen Corp.(a)	2,107	345,253
Thermo Fisher Scientific, Inc.	9,977	5,781,173
Waters Corp.(a)	118	44,820
West Pharmaceutical Services, Inc.	125	34,392

		11,907,395

Pharmaceuticals – 1.9%
Astellas Pharma, Inc.	5,404	71,925
AstraZeneca PLC	3,292	609,215
Bristol-Myers Squibb Co.	1,742	93,963
Chugai Pharmaceutical Co., Ltd.	1,296	67,990
Daiichi Sankyo Co., Ltd.	3,266	69,352
Edgewise Therapeutics, Inc.(a)	2,016	50,027
Eli Lilly & Co.	4,820	5,179,958
GSK PLC	9,590	235,120
Hikma Pharmaceuticals PLC	310	6,462
Ipsen SA	67	9,348
Johnson & Johnson	8,835	1,828,403
Merck & Co., Inc.	33,423	3,518,105
Novartis AG (REG)	7,405	1,020,378
Novo Nordisk A/S - Class B	8,856	449,163
Ocular Therapeutix, Inc.(a)	9,212	111,834
Orion Oyj - Class B	262	19,547
Otsuka Holdings Co., Ltd.	1,870	105,766
Roche Holding AG (BR)	83	35,050
Roche Holding AG (Genusschein)	1,814	749,128
Sanofi SA	1,386	134,103
Shionogi & Co., Ltd.	2,612	47,277
Structure Therapeutics, Inc. (ADR)(a)	1,960	136,318
Takeda Pharmaceutical Co., Ltd.	6,141	190,772
Terns Pharmaceuticals, Inc.(a)	2,701	109,120
Zoetis, Inc.	5,569	700,692

		15,549,016

		58,104,436

Company	Shares	U.S. $ Value

Industrials – 6.6%
Aerospace & Defense – 1.4%
Beta Technologies, Inc. - Class A(a)	5,318	$150,021
Curtiss-Wright Corp.	626	345,095
General Dynamics Corp.	621	209,066
Hexcel Corp.	36,178	2,673,554
Howmet Aerospace, Inc.	743	152,330
Kongsberg Gruppen ASA	994	25,471
Kratos Defense & Security Solutions, Inc.(a)	5,788	439,367
L3Harris Technologies, Inc.	3,095	908,599
Loar Holdings, Inc.(a)	3,891	264,588
Lockheed Martin Corp.	737	356,465
MTU Aero Engines AG	100	41,453
Northrop Grumman Corp.	355	202,424
Rheinmetall AG	96	175,142
Rocket Lab Corp.(a)	9,814	684,625
RTX Corp.	25,512	4,678,901

		11,307,101

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	3,315	532,920
Expeditors International of Washington, Inc.	314	46,789
GXO Logistics, Inc.(a)	8,010	421,646
SG Holdings Co., Ltd.	2,414	22,092

		1,023,447

Building Products – 0.4%
Allegion PLC	169	26,908
Armstrong World Industries, Inc.	1,484	283,592
Belimo Holding AG (REG)	23	22,472
Carlisle Cos., Inc.	90	28,787
Geberit AG (REG)	86	66,790
Gibraltar Industries, Inc.(a)	5,500	271,920
Lennox International, Inc.	76	36,904
Otis Worldwide Corp.	21,887	1,911,830
ROCKWOOL A/S - Class B	179	6,289
Trane Technologies PLC	499	194,211
Zurn Elkay Water Solutions Corp. - Class C	7,335	341,004

		3,190,707

Commercial Services & Supplies – 0.4%
Brambles Ltd.	2,528	38,603
Cintas Corp.	857	161,176
Copart, Inc.(a)	1,675	65,576
Republic Services, Inc.	1,843	390,587
Rollins, Inc.	1,707	102,454
Secom Co., Ltd.	3,044	108,166
Veralto Corp.	14,775	1,474,250
Waste Connections, Inc.	1,371	240,419
Waste Management, Inc.	1,586	348,460

		2,929,691

Construction & Engineering – 0.2%
Comfort Systems USA, Inc.	808	754,098
EMCOR Group, Inc.	106	64,850
Granite Construction, Inc.	3,575	412,376
WillScot Holdings Corp.	18,086	340,560

		1,571,884

Company	Shares	U.S. $ Value

Electrical Equipment – 1.4%
ABB Ltd. (REG)	3,210	$236,633
Bloom Energy Corp. - Class A(a)	3,476	302,030
BWX Technologies, Inc.	2,015	348,273
Eaton Corp. PLC	18,372	5,851,666
Fujikura Ltd.	450	49,903
GE Vernova, Inc.	6,557	4,285,458
Hubbell, Inc.	100	44,411
Nextpower, Inc. - Class A(a)	3,094	269,518
Regal Rexnord Corp.	2,772	388,967
Rockwell Automation, Inc.	194	75,479

		11,852,338

Ground Transportation – 0.8%
ArcBest Corp.	4,520	335,339
Canadian National Railway Co.	859	84,958
Central Japan Railway Co.	6,472	179,274
CSX Corp.	114,324	4,144,245
East Japan Railway Co.	6,993	184,314
Hankyu Hanshin Holdings, Inc.	1,554	39,084
Knight-Swift Transportation Holdings, Inc.	9,100	475,748
MTR Corp., Ltd. - Class H	4,903	18,778
Old Dominion Freight Line, Inc.	395	61,936
Saia, Inc.(a)	160	52,243
Tokyu Corp.	1,649	19,271
Uber Technologies, Inc.(a)	3,998	326,677
Union Pacific Corp.	1,257	290,769
West Japan Railway Co.	1,785	35,567

		6,248,203

Industrial Conglomerates – 0.1%
3M Co.	944	151,134
Honeywell International, Inc.	1,211	236,254
Lifco AB - Class B	404	15,311
Smiths Group PLC	601	19,010
Swire Pacific Ltd. - Class H	2,937	23,676

		445,385

Machinery – 0.8%
Alfa Laval AB	539	27,026
Atlas Copco AB - Class A	5,732	102,044
Atlas Copco AB - Class B	3,331	53,252
Caterpillar, Inc.	1,047	599,795
CNH Industrial NV	25,950	239,259
Crane Co.	1,794	330,867
Cummins, Inc.	267	136,290
Daifuku Co., Ltd.	595	18,728
Deere & Co.	5,142	2,393,961
Epiroc AB - Class A	1,223	27,569
Epiroc AB - Class B	724	14,566
GEA Group AG	270	18,247
Graco, Inc.	320	26,230
Illinois Tool Works, Inc.	603	148,519
ITT, Inc.	1,856	322,035
JBT Marel Corp.	2,710	408,316
Kone Oyj - Class B	1,170	82,886
Metso Oyj	1,097	19,087
Oshkosh Corp.	3,580	449,755

Company	Shares	U.S. $ Value

PACCAR, Inc.	2	$219
Parker-Hannifin Corp.	230	202,161
Pentair PLC	6,053	630,359
Rational AG	12	9,265
RBC Bearings, Inc.(a)	470	210,762
Sandvik AB	1,775	57,335
Schindler Holding AG	80	30,085
Schindler Holding AG (REG)	244	86,337
Snap-on, Inc.	94	32,392
Techtronic Industries Co., Ltd. - Class H	2,671	30,725
Terex Corp.	4,146	221,314
VAT Group AG(e)	58	27,846
Wartsila Oyj Abp	949	33,599
Yangzijiang Shipbuilding Holdings Ltd.	5,458	14,745

		7,005,576

Marine Transportation – 0.1%
Kirby Corp.(a)	4,070	448,433
Kuehne & Nagel International AG (REG)	126	27,021
SITC International Holdings Co., Ltd. - Class H	3,476	12,439
Star Bulk Carriers Corp.	19,960	383,631

		871,524

Passenger Airlines – 0.0%
ANA Holdings, Inc.	887	16,845

Professional Services – 0.4%
Automatic Data Processing, Inc.	1,022	262,889
Booz Allen Hamilton Holding Corp.	10,874	917,331
Broadridge Financial Solutions, Inc.	224	49,990
Bureau Veritas SA	638	20,297
CACI International, Inc. - Class A(a)	685	364,975
Computershare Ltd.	1,039	23,547
Experian PLC	1,803	81,291
First Advantage Corp.(a)	22,830	331,720
FTI Consulting, Inc.(a)	1,736	296,561
Intertek Group PLC	339	21,024
Leidos Holdings, Inc.	218	39,327
Paychex, Inc.	742	83,238
Paycom Software, Inc.	104	16,573
Recruit Holdings Co., Ltd.	3,026	170,036
RELX PLC	4,346	175,086
Robert Half, Inc.	12,180	330,809
Thomson Reuters Corp.	972	128,271
Wolters Kluwer NV	490	50,752

		3,363,717

Trading Companies & Distributors – 0.5%
AddTech AB - Class B	478	16,834
Applied Industrial Technologies, Inc.	1,263	324,301
Boise Cascade Co.	3,980	292,928
Core & Main, Inc. - Class A(a)	6,720	349,238
Fastenal Co.	2,639	105,903
Ferguson Enterprises, Inc.	389	86,603
GATX Corp.	2,340	396,864
MonotaRO Co., Ltd.	541	8,614
Toromont Industries Ltd.	142	17,179
United Rentals, Inc.	3,383	2,737,930

Company	Shares	U.S. $ Value

Watsco, Inc.	64	$21,565
WW Grainger, Inc.	119	120,077

		4,478,036

Transportation Infrastructure – 0.0%
Aena SME SA	3,792	105,952
Aeroports de Paris SA	196	25,577

		131,529

		54,435,983

Consumer Discretionary – 5.2%
Automobile Components – 0.1%
BorgWarner, Inc.	9,662	435,370
Bridgestone Corp.	1,452	32,669
Continental AG	213	16,904

		484,943

Automobiles – 0.0%
Ferrari NV	515	191,381

Broadline Retail – 2.1%
Amazon.com, Inc.(a)	74,047	17,091,529
Dollarama, Inc.	863	128,983
MercadoLibre, Inc.(a)	35	70,499
Next PLC	270	49,707
Pan Pacific International Holdings Corp.	7,138	42,520
Wesfarmers Ltd.	2,136	115,073

		17,498,311

Diversified Consumer Services – 0.1%
ADT, Inc.	50,691	409,076
Frontdoor, Inc.(a)	930	53,652
Laureate Education, Inc.(a)	14,380	484,175

		946,903

Hotels, Restaurants & Leisure – 0.4%
Aristocrat Leisure Ltd.	963	37,282
Chipotle Mexican Grill, Inc.(a)	3,054	112,998
Compass Group PLC	6,270	198,665
Darden Restaurants, Inc.	211	38,828
Evolution AB(e)	306	20,778
FDJ United	187	5,176
Genius Sports Ltd.(a)	21,258	234,263
Hyatt Hotels Corp. - Class A	10,241	1,641,837
McDonald’s Corp.	1,226	374,703
Oriental Land Co., Ltd./Japan	4,188	77,478
Viking Holdings Ltd.(a)	4,597	328,272
Wingstop, Inc.	1,423	339,371
Yum! Brands, Inc.	1,215	183,805

		3,593,456

Household Durables – 0.1%
D.R. Horton, Inc.	447	64,381
Garmin Ltd.	315	63,898
NVR, Inc.(a)	6	43,757

Company	Shares	U.S. $ Value

PulteGroup, Inc.	373	$43,738
SharkNinja, Inc.(a)	3,650	408,435
Taylor Morrison Home Corp.(a)	3,270	192,505

		816,714

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	1,033	27,495
Brunswick Corp./DE	4,630	343,731
Hasbro, Inc.	4,930	404,260

		775,486

Specialty Retail – 2.1%
AutoNation, Inc.(a)	1,518	313,437
AutoZone, Inc.(a)	1,292	4,381,818
Bath & Body Works, Inc.	14,597	293,108
Best Buy Co., Inc.	463	30,989
Burlington Stores, Inc.(a)	724	209,127
Dick’s Sporting Goods, Inc.	119	23,559
Dynatrace, Inc.(a)	1,607	69,647
Fast Retailing Co., Ltd.	349	126,543
Group 1 Automotive, Inc.	263	103,438
Home Depot, Inc. (The)	18,643	6,415,056
Industria de Diseno Textil SA	5,054	333,385
Murphy USA, Inc.	670	270,358
O’Reilly Automotive, Inc.(a)	2,631	239,974
RH(a)	1,143	204,769
Sanrio Co., Ltd.	327	10,232
TJX Cos., Inc. (The)	27,717	4,257,608
Tractor Supply Co.	1,002	50,110
Ulta Beauty, Inc.(a)	97	58,686
Williams-Sonoma, Inc.	326	58,220
ZOZO, Inc.	1,302	10,737

		17,460,801

Textiles, Apparel & Luxury Goods – 0.2%
Amer Sports, Inc.(a)	9,544	356,468
Asics Corp.	1,329	31,905
Deckers Outdoor Corp.(a)	377	39,084
Hermes International SCA	66	163,868
Lululemon Athletica, Inc.(a)	269	55,901
Moncler SpA	426	27,230
NIKE, Inc. - Class B	2,002	127,547
On Holding AG - Class A(a)	7,527	349,855
Pandora A/S	165	18,247

		1,170,105

		42,938,100

Consumer Staples – 3.6%
Beverages – 0.8%
Brown-Forman Corp. - Class B	327	8,522
Carlsberg AS - Class B	166	21,727
Celsius Holdings, Inc.(a)	7,081	323,885
Coca-Cola Co. (The)	74,864	5,233,742
Coca-Cola HBC AG(a)	377	19,503

Company	Shares	U.S. $ Value

Keurig Dr. Pepper, Inc.	3,621	$101,424
Monster Beverage Corp.(a)	3,553	272,408
PepsiCo, Inc.	5,203	746,735

		6,727,946

Consumer Staples Distribution & Retail – 2.2%
BJ’s Wholesale Club Holdings, Inc.(a)	5,550	499,667
Costco Wholesale Corp.	4,550	3,923,647
Dollar General Corp.	233	30,935
Dollar Tree, Inc.(a)	37,445	4,606,110
Kobe Bussan Co., Ltd.	285	6,860
Koninklijke Ahold Delhaize NV	3,506	143,770
Kroger Co. (The)	4,115	257,105
Walmart, Inc.	75,973	8,464,152

		17,932,246

Food Products – 0.2%
Chocoladefabriken Lindt & Spruengli AG (REG)	1	146,656
Danone SA	970	87,493
General Mills, Inc.	3,942	183,303
Hershey Co. (The)	890	161,962
Hormel Foods Corp.	1,485	35,194
Lotus Bakeries NV	1	9,205
Magnum Ice Cream Co. NV (The)(a)	1,190	19,042
Mondelez International, Inc. - Class A	3,712	199,817
Nestle SA (REG)	5,654	561,211
Nomad Foods Ltd.	18,185	227,494
Tyson Foods, Inc. - Class A	2,222	130,254

		1,761,631

Household Products – 0.3%
Church & Dwight Co., Inc.	2,471	207,193
Colgate-Palmolive Co.	2,896	228,842
Kimberly-Clark Corp.	682	68,807
Procter & Gamble Co. (The)	12,173	1,744,513
Reckitt Benckiser Group PLC	1,346	108,917
WD-40 Co.	1,635	321,932

		2,680,204

Personal Care Products – 0.1%
Beiersdorf AG	165	18,120
Kao Corp.	406	16,204
L’Oreal SA	453	194,480
Unilever PLC	5,301	346,352

		575,156

Tobacco – 0.0%
Imperial Brands PLC	1,397	58,660
Philip Morris International, Inc.	514	82,446

		141,106

		29,818,289

Company	Shares	U.S. $ Value

Energy – 1.4%
Energy Equipment & Services – 0.4%
Baker Hughes Co.	54,513	$2,482,522
TechnipFMC PLC	18,147	808,630

		3,291,152

Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp.	2,648	403,582
ConocoPhillips	8,503	795,966
Coterra Energy, Inc.	1,138	29,952
Eni SpA	3,936	74,611
EOG Resources, Inc.	41,585	4,366,841
Expand Energy Corp.	1,188	131,108
Exxon Mobil Corp.	3,724	448,146
Galp Energia SGPS SA	1,210	20,837
HF Sinclair Corp.	4,291	197,729
Imperial Oil Ltd.	245	21,166
Inpex Corp.	3,761	75,222
Magnolia Oil & Gas Corp. - Class A	13,830	302,739
Matador Resources Co.	7,050	299,202
Northern Oil & Gas, Inc.	10,842	232,778
Shell PLC	1,555	57,305
Texas Pacific Land Corp.	141	40,498
TotalEnergies SE	1,141	74,391
Williams Cos., Inc. (The)	2,107	126,652

		7,698,725

		10,989,877

Utilities – 1.3%
Electric Utilities – 0.9%
Alliant Energy Corp.	297	19,308
American Electric Power Co., Inc.	43,514	5,017,599
BKW AG	178	37,756
Chubu Electric Power Co., Inc.	5,715	88,048
CLP Holdings Ltd. - Class H	11,165	99,870
Duke Energy Corp.	4,028	472,122
FirstEnergy Corp.	1,355	60,663
Hydro One Ltd.(e)	1,484	59,077
Iberdrola SA	3,503	75,852
IDACORP, Inc.	4,256	538,639
NRG Energy, Inc.	1,989	316,728
Oklo, Inc.(a)	319	22,892
PG&E Corp.	1,270	20,409
Power Assets Holdings Ltd. - Class H	11,605	82,236
PPL Corp.	820	28,716
Redeia Corp. SA	3,274	58,365
Southern Co. (The)	5,151	449,167
Verbund AG	352	25,559
Xcel Energy, Inc.	805	59,457

		7,532,463

Gas Utilities – 0.1%
Chesapeake Utilities Corp.	2,530	315,643
Hong Kong & China Gas Co., Ltd. - Class H	67,229	60,605
ONE Gas, Inc.	4,410	340,673
Osaka Gas Co., Ltd.	1,820	63,239
Tokyo Gas Co., Ltd.	777	30,804

		810,964

Company	Shares	U.S. $ Value

Multi-Utilities – 0.3%
Ameren Corp.	16,768	$1,674,453
CMS Energy Corp.	943	65,944
Consolidated Edison, Inc.	3,041	302,032
Dominion Energy, Inc.	420	24,608
E.ON SE	1,042	19,730
Engie SA	1,517	39,851
WEC Energy Group, Inc.	1,814	191,304

		2,317,922

Water Utilities – 0.0%
American Water Works Co., Inc.	344	44,892

		10,706,241

Materials – 1.2%
Chemicals – 0.9%
Air Liquide SA	397	74,618
Avient Corp.	9,283	290,001
CF Industries Holdings, Inc.	293	22,661
Corteva, Inc.	44,797	3,002,743
EMS-Chemie Holding AG(a)	14	9,658
Givaudan SA (REG)	29	114,731
Linde PLC	8,731	3,722,811
RPM International, Inc.	4,280	445,120
Sherwin-Williams Co. (The)	469	151,970
Sika AG (REG)(a)	256	51,974

		7,886,287

Construction Materials – 0.0%
Buzzi SpA	133	8,040
Holcim AG(a)	906	88,199

		96,239

Containers & Packaging – 0.1%
Avery Dennison Corp.	146	26,555
Ball Corp.	686	36,337
Graphic Packaging Holding Co.	26,350	396,831
O-I Glass, Inc.(a)	23,950	353,502

		813,225

Metals & Mining – 0.2%
BHP Group Ltd.	8,851	267,115
Fortescue Ltd.	2,978	43,546
Franco-Nevada Corp.	243	50,370
Fresnillo PLC	415	18,505
Kinross Gold Corp.	2,093	58,953
Lundin Gold, Inc.	192	15,950
MP Materials Corp.(a)	1,031	52,086
Newmont Corp.	681	67,998
Reliance, Inc.	1,920	554,630
Rio Tinto Ltd.	634	61,850
Rio Tinto PLC	1,952	157,236

		1,348,239

		10,143,990

Company	Shares	U.S. $ Value

Real Estate – 0.7%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	11,004	$191,139

Health Care REITs – 0.1%
American Healthcare REIT, Inc.	6,670	313,890
Welltower, Inc.	693	128,628

		442,518

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	2,014	190,565

Industrial REITs – 0.1%
Prologis, Inc.	3,963	505,917
STAG Industrial, Inc.	8,520	313,195

		819,112

Office REITs – 0.1%
COPT Defense Properties	14,900	414,220

Real Estate Management & Development – 0.1%
Daito Trust Construction Co., Ltd.	554	10,549
Jones Lang LaSalle, Inc.(a)	1,667	560,895
Wharf Holdings Ltd. (The) - Class H	8,457	23,623

		595,067

Residential REITs – 0.0%
Independence Realty Trust, Inc.	20,060	350,649

Specialized REITs – 0.3%
CubeSmart	4,496	162,081
Digital Realty Trust, Inc.	7,555	1,168,834
Extra Space Storage, Inc.	11,213	1,460,157
Public Storage	266	69,027

		2,860,099

		5,863,369

Total Common Stocks (cost $246,320,601)		506,351,996

INVESTMENT COMPANIES – 36.4%
Funds and Investment Trusts – 36.4%(f) (g)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z	5,427,992	54,117,084
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,058,970	41,693,760
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	10,706,353	172,800,539
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,171,608	13,672,666
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	499,019	17,271,049

Total Investment Companies (cost $213,450,354)		299,555,098

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Price EUR Index Expiration: Oct 2026; Contracts: 14,900; Exercise Price: EUR 4,700.00; Counterparty: UBS AG(a)	EUR	70,030,000	$1,345,103
FTSE 100 Index Expiration: Dec 2026; Contracts: 2,940; Exercise Price: GBP 8,500.00; Counterparty: UBS AG(a)	GBP	24,990,000	551,713
Nikkei 225 Index Expiration: Oct 2026; Contracts: 180,000; Exercise Price: JPY 41,000.00; Counterparty: UBS AG(a)	JPY	7,380,000,000	1,328,852
S&P 500 Index Expiration: Nov 2026; Contracts: 117,200; Exercise Price: USD 5,625.00; Counterparty: UBS AG(a)	USD	659,250,000	14,299,055

Total Purchased Options - Puts (premiums paid $20,967,465)			17,524,723

	Shares

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(f) (g) (h) (cost $16,592,091)		16,592,091	16,592,091

Total Investments – 101.9% (cost $497,330,511)(i)			840,023,908
Other assets less liabilities – (1.9)%			(15,870,692)

Net Assets – 100.0%			$824,153,216

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	164	March 2026	$11,573,480	$164,387
Nikkei 225 (OSE) Futures	27	March 2026	8,687,436	(36,864)
S&P 500 E-Mini Futures	404	March 2026	139,228,500	(1,292,489)
TOPIX Index Futures	37	March 2026	8,063,043	13,369
U.S. T-Note 2 Yr (CBT) Futures	392	March 2026	81,845,312	(11,896)
U.S. T-Note 10 Yr (CBT) Futures	804	March 2026	90,399,750	(754,047)
U.S. Ultra Bond (CBT) Futures	209	March 2026	24,662,000	(612,619)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
E-Mini Russell 2000 Index Futures	79	March 2026	$9,867,100	$301,435
Euro STOXX 50 Index Futures	286	March 2026	19,632,021	(299,069)
FTSE 100 Index Futures	39	March 2026	5,225,991	(120,213)
Hang Seng Index Futures	4	January 2026	659,103	7,820
MSCI Singapore ETS Index Futures	17	January 2026	589,525	383
OMXS 30 Index Futures	40	January 2026	1,257,916	(33,201)
S&P Mid 400 E-Mini Futures	40	March 2026	13,300,800	204,657
S&P/TSX 60 Index Futures	45	March 2026	12,208,735	(55,642)
SPI 200 Futures	100	March 2026	14,474,822	(130,528)

				$(2,654,517)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	7,344	JPY	1,106,821	01/23/2026	$(266,972)
Bank of America NA	USD	16,340	AUD	25,143	01/28/2026	441,573
Bank of America NA	CHF	42,018	USD	52,776	01/29/2026	(401,675)
Bank of America NA	USD	810	CHF	648	01/29/2026	9,700
Barclays Capital, Inc.	USD	18,694	EUR	15,871	01/29/2026	(20,144)
Barclays Capital, Inc.	USD	18,975	CAD	26,208	02/05/2026	148,443
Deutsche Bank AG	JPY	2,993,280	USD	19,185	01/23/2026	46,264
Deutsche Bank AG	SEK	91,520	USD	9,806	02/13/2026	(155,107)
Deutsche Bank AG	GBP	32,971	USD	43,885	02/26/2026	(552,229)
Goldman Sachs Bank USA	NOK	96,233	USD	9,472	02/13/2026	(75,632)
HSBC Bank USA	AUD	29,395	USD	19,495	01/28/2026	(124,646)
HSBC Bank USA	USD	9,211	NZD	16,359	01/28/2026	216,131
HSBC Bank USA	CAD	1,186	USD	853	02/05/2026	(12,548)
JPMorgan Chase Bank	JPY	1,481,773	USD	9,511	01/23/2026	36,905
JPMorgan Chase Bank	USD	10,044	CHF	7,959	01/29/2026	28,863
JPMorgan Chase Bank	USD	19,483	EUR	16,716	01/29/2026	184,122
Morgan Stanley & Co., Inc.	JPY	283,016	USD	1,835	01/23/2026	25,778
Morgan Stanley & Co., Inc.	EUR	28,776	USD	33,399	01/29/2026	(457,218)
Morgan Stanley & Co., Inc.	USD	743	EUR	642	01/29/2026	12,438
Morgan Stanley & Co., Inc.	NOK	94,603	USD	9,300	02/13/2026	(85,820)
Morgan Stanley & Co., Inc.	USD	18,862	NOK	190,835	02/13/2026	70,662
State Street Bank & Trust Co.	NZD	449	USD	254	01/28/2026	(4,352)
State Street Bank & Trust Co.	USD	253	NZD	449	01/28/2026	6,040
State Street Bank & Trust Co.	NOK	3,164	USD	310	02/13/2026	(3,458)
UBS	AUD	14,603	USD	9,435	01/28/2026	(311,431)
UBS	EUR	1,086	USD	1,269	01/29/2026	(8,404)
UBS	CAD	7,302	USD	5,234	02/05/2026	(94,259)
UBS	USD	17,648	SEK	166,250	02/13/2026	447,650

						$(899,326)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.16%	USD	19,000	$1,476,170	$1,388,552	$87,618

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	3,170	03/20/2026	$(76,623)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $115,857 or 0.0% of net assets.

(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $354,402,201 and gross unrealized depreciation of investments was $(15,251,652), resulting in net unrealized appreciation of $339,150,549.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$141,146,051	$3,997,590	$55,634	$145,199,275
Financials	75,993,623	2,552,021	—	78,545,644
Communication Services	56,719,135	2,887,657	—	59,606,792
Health Care	53,806,278	4,298,158	—	58,104,436
Industrials	51,722,119	2,713,864	—	54,435,983
Consumer Discretionary	41,400,825	1,537,275	—	42,938,100
Consumer Staples	28,079,131	1,739,158	—	29,818,289
Energy	10,687,511	302,366	—	10,989,877
Utilities	10,106,562	599,679	—	10,706,241
Materials	9,248,518	895,472	—	10,143,990
Real Estate	5,829,197	34,172	—	5,863,369
Investment Companies	299,555,098	—	—	299,555,098
Purchased Options - Puts	—	17,524,723	—	17,524,723
Short-Term Investments	16,592,091	—	—	16,592,091

Total Investments in Securities	800,886,139	39,082,135	55,634	840,023,908
Other Financial Instruments(a):
Assets:
Futures	692,051	—	—	692,051
Forward Currency Exchange Contracts	—	1,674,569	—	1,674,569
Centrally Cleared Credit Default Swaps	—	1,476,170	—	1,476,170
Liabilities:
Futures	(3,346,568)	—	—	(3,346,568)
Forward Currency Exchange Contracts	—	(2,573,895)	—	(2,573,895)
Total Return Swaps	—	(76,623)	—	(76,623)

Total	$798,231,622	$39,582,356	$55,634	$837,869,612

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

							Distributions
Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Government Money Market Portfolio	$406	$59,390	$43,204	$0	$0	$16,592	$38	$0
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	55,941	3,576	3,641	596	(2,355)	54,117	3,575	0
Bernstein Fund, Inc. - International Small Cap Portfolio	40,397	5,564	0	0	(4,267)	41,694	5,564	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	191,709	19,242	31,353	13,965	(20,762)	172,801	19,242	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	14,866	1,330	1,309	353	(1,567)	13,673	1,330	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	16,409	354	0	0	508	17,271	355	0
Total	$319,728	$89,456	$79,507	$14,914	$(28,443)	$316,148	$30,104	$0